Nature Of Operations And Summary Of Significant Accounting Policies (Narrative) (Detail)			3 Months Ended									12 Months Ended
	Apr. 18, 2018 USD ($)	Mar. 23, 2018 USD ($)	Mar. 31, 2018 USD ($) Item Customer	Dec. 31, 2017 USD ($) Item shares	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($) shares	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) Item Customer shares	Dec. 31, 2016 USD ($) Customer shares	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Number of operating subsidiaries | Item			2	2								2
Cash and cash equivalents			$ 3,015,000	$ 397,000			$ 554,000	$ 733,000				$ 397,000	$ 733,000		$ 772,000
Working capital			3,200,000	908,000				1,800,000				908,000	1,800,000
Net cash used in (provided by) operating activities			71,000				$ (371,000)					37,000	346,000
Proceeds from convertible note			$ 2,756,000
Allowances for doubtful accounts				7,000				13,000				$ 7,000	$ 13,000		$ 27,000
Number of major customers | Customer			2				3					3	3
Obsolete inventory												$ 275,000
Net foreign currency transactions losses												5,000	$ 9,000
Slotting fees and promotion allowances			$ 259,000				$ 309,000					1,500,000	1,800,000
Shipping and handling costs			39,000				44,000					185,000	163,000
Advertising costs												661,000	544,000
Uncertain income tax position reserves				$ 0				$ 0				$ 0	$ 0
Stock options outstanding, shares | shares				4,016,653				3,663,716				4,016,653	3,663,716
Warrant shares, anti-dilutive | shares								3,057,500					3,057,500
Net loss			(469,000)	$ (808,000)	$ (211,000)	$ (55,000)	$ (197,000)	$ (236,000)	$ 69,000	$ (65,000)	$ 49,000	$ (1,271,000)	$ (183,000)
Allowance for accounts receivable			10,000	7,000				13,000				$ 7,000	$ 13,000
Convertible Notes [Member]
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Proceeds from convertible note		$ 2,800,000
Subsequent Event [Member]
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Proceeds from convertible note		$ 2,800,000
Subsequent Event [Member] | Convertible Notes [Member]
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Proceeds from convertible note	$ 120,000
Outstanding Accounts Receivable [Member]
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Number of major customers | Customer												2	2
Major customer, percentage												31.00%	25.00%
Loan Facility [Member] | CapitalSource [Member]
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Maximum borrowing capacity			3,200,000	3,200,000				$ 3,200,000				$ 3,200,000	$ 3,200,000	$ 3,200,000
Current borrowing capacity				1,200,000								1,200,000
Amount outstanding				$ 858,000								$ 858,000
Loan Facility [Member] | CapitalSource [Member] | Accounts Receivable And Inventory [Member]
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Current borrowing capacity			1,600,000
Amount outstanding			$ 759,000